Average Annual Total Returns	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index One Year	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Five Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A One Year	Prospectus #1 Eaton Vance Growth Fund Class A Five Years	Prospectus #1 Eaton Vance Growth Fund Class A Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Growth Fund Class C One Year	Prospectus #1 Eaton Vance Growth Fund Class C Five Years	Prospectus #1 Eaton Vance Growth Fund Class C Ten Years	Prospectus #1 Eaton Vance Growth Fund Class I One Year	Prospectus #1 Eaton Vance Growth Fund Class I Five Years	Prospectus #1 Eaton Vance Growth Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund Class R One Year	Prospectus #1 Eaton Vance Growth Fund Class R Five Years	Prospectus #1 Eaton Vance Growth Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Inception Date	Prospectus #1 Eaton Vance Real Estate Fund S&P 500® Index One Year	Prospectus #1 Eaton Vance Real Estate Fund S&P 500® Index Five Years	Prospectus #1 Eaton Vance Real Estate Fund S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Real Estate Fund Dow Jones U.S. Select Real Estate Securities Index One Year	Prospectus #1 Eaton Vance Real Estate Fund Dow Jones U.S. Select Real Estate Securities Index Five Years	Prospectus #1 Eaton Vance Real Estate Fund Dow Jones U.S. Select Real Estate Securities Index Ten Years	Prospectus #1 Eaton Vance Real Estate Fund Class A One Year	Prospectus #1 Eaton Vance Real Estate Fund Class A Five Years	Prospectus #1 Eaton Vance Real Estate Fund Class A Ten Years	Prospectus #1 Eaton Vance Real Estate Fund Class A Inception Date	Prospectus #1 Eaton Vance Real Estate Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Real Estate Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Real Estate Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Real Estate Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Real Estate Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Real Estate Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Real Estate Fund Class I One Year	Prospectus #1 Eaton Vance Real Estate Fund Class I Five Years	Prospectus #1 Eaton Vance Real Estate Fund Class I Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index One Year	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index One Year	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index Five Years	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class C One Year	Prospectus #1 Eaton Vance Special Equities Fund Class C Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class C Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class I One Year	Prospectus #1 Eaton Vance Special Equities Fund Class I Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class I Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class I Inception Date	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #2 Eaton Vance Balanced Fund Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index One Year		Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index Five Years		Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index Ten Years		Prospectus #2 Eaton Vance Balanced Fund Class A One Year	Prospectus #2 Eaton Vance Balanced Fund Class A Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class C One Year	Prospectus #2 Eaton Vance Balanced Fund Class C Five Years	Prospectus #2 Eaton Vance Balanced Fund Class C Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class I One Year	Prospectus #2 Eaton Vance Balanced Fund Class I Five Years	Prospectus #2 Eaton Vance Balanced Fund Class I Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class I Inception Date	Prospectus #2 Eaton Vance Balanced Fund Class R One Year	Prospectus #2 Eaton Vance Balanced Fund Class R Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R Inception Date	Prospectus #2 Eaton Vance Balanced Fund Class R6 One Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Inception Date	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index One Year	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Five Years	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A One Year	Prospectus #3 Eaton Vance Greater India Fund Class A Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class C One Year	Prospectus #3 Eaton Vance Greater India Fund Class C Five Years	Prospectus #3 Eaton Vance Greater India Fund Class C Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class I One Year	Prospectus #3 Eaton Vance Greater India Fund Class I Five Years	Prospectus #3 Eaton Vance Greater India Fund Class I Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class I One Year	Prospectus #4 Eaton Vance Core Bond Fund Class I Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class I Ten Years
Total	18.40%	15.20%	13.87%	5.87%	11.24%	10.92%	5.26%	9.56%	9.50%	4.00%	8.76%	8.79%	10.51%	11.74%	10.75%	12.61%	12.86%	11.86%	38.49%	20.98%	17.19%	29.25%	16.72%	14.35%	27.46%	15.08%	12.82%	19.03%	13.58%	11.81%	35.17%	17.24%	14.16%	37.51%	18.41%	15.30%	36.84%	17.81%	14.73%	2.80%	9.73%	10.49%	(3.60%)	7.95%	8.69%	(4.01%)	6.99%	6.97%	(1.77%)	6.33%	6.75%	0.52%	8.42%	8.52%	2.03%	8.96%	9.06%	2.52%	9.50%	9.60%	2.64%	9.59%	9.66%	Jul. 01, 2014	18.40%	15.20%	13.87%	(11.20%)	2.99%	7.49%	(15.48%)	1.74%	6.77%	Jun. 09, 2010	(16.40%)	0.60%	5.65%	(9.17%)	0.94%	5.19%	(10.12%)	3.20%	7.68%	19.96%	13.24%	11.19%	6.28%	11.84%	9.65%	6.03%	9.66%	7.31%	3.93%	9.10%	7.26%	10.93%	12.33%	9.48%	13.05%	13.45%	10.58%	12.51%	12.89%	10.04%	19.99%	13.62%	11.96%	6.34%	11.51%	9.01%	5.72%	10.05%	8.02%	4.32%	9.11%	7.31%	11.00%	11.98%	8.84%	13.10%	13.10%	9.92%	Jul. 29, 2011	18.40%	15.20%	13.87%	7.51%	4.43%	3.84%	14.73%	[1]	11.11%	[1]	10.02%	[1]	7.65%	8.81%	8.90%	6.92%	7.73%	7.59%	4.99%	6.85%	6.94%	12.21%	9.29%	8.72%	14.36%	10.38%	9.76%	Sep. 28, 2012	13.89%	9.86%	9.42%	May 02, 2016	14.41%	10.43%	9.79%	May 02, 2016	15.55%	9.51%	3.38%	10.88%	9.84%	4.15%	10.92%	9.39%	3.86%	6.59%	7.99%	3.32%	15.83%	10.38%	4.03%	17.99%	11.48%	5.08%	7.51%	4.43%	3.84%	2.75%	3.52%	3.26%	0.86%	2.16%	1.80%	1.83%	2.12%	1.88%	8.16%	4.76%	4.01%

[1]	The blended index consists of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly.